RELATED PARTY TRANSACTIONS (Details) - USD ($)							12 Months Ended
	Nov. 14, 2022	Aug. 04, 2022	May 03, 2022	May 12, 2021	May 07, 2021	Jan. 28, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Aug. 02, 2023	May 05, 2023	Apr. 21, 2023	May 10, 2021	May 04, 2021	Jan. 29, 2021
Related Party Transactions [Line Items]
Outstanding balance							$ 5,102,453	$ 3,780,526
Working capital loans							0	0
Trust account							$ 1,730,972
Price per share (in Dollars per share)							$ 0.10
Increase principal amount	$ 955,748
Aggregate per shares (in Dollars per share)							0.045
Sponsor loaned aggregate	$ 955,748
Non redeemed per shares (in Dollars per share)							$ 0.045
Outstandig redemptions							$ 1,090,718
Deposited trust account							27,268
Total deposits							218,144
Outstanding loans							3,461,944	3,461,944
Loan amount							3,444,038	1,355,854
Minimum
Related Party Transactions [Line Items]
Increase principal amount		$ 1,730,972
Maximum
Related Party Transactions [Line Items]
Increase principal amount		$ 3,461,944
Over-allotment option
Related Party Transactions [Line Items]
Aggregate amount							$ 3,461,944
Per share unit (in Dollars per share)							$ 0.20
Private placement
Related Party Transactions [Line Items]
Sale of aggregate units (in Shares)							583,743
Purchase price per units (in Dollars per share)							$ 10.00
Generating gross proceeds amount							$ 5,837,430
Returned of funds sponsor									$ 124,289
After completion days							30 days
Class B Common Stock
Related Party Transactions [Line Items]
Stock issuance cost				$ 99,021
Underwriter shares (in Shares)					160,000
Recorded stock issuance cost					$ 1,209,600
Sponsor
Related Party Transactions [Line Items]
Aggregate principal amount			$ 1,730,972							$ 150,000	$ 250,000
Unpaid principal amount			$ 1,500,000
Conversion price per shares (in Dollars per share)			$ 10.00
Sponsor | Class B Common Stock
Related Party Transactions [Line Items]
Issued and outstanding, percentage							20.00%
Founder shares
Related Party Transactions [Line Items]
Shares issued (in Shares)												2,128,715
Founder shares | Over-allotment option
Related Party Transactions [Line Items]
Founder shares longer subject to forfeiture (in Shares)				272,570									272,570
Founder shares | Class B Common Stock
Related Party Transactions [Line Items]
Stock issuance cost				$ 99,021
Issued common shares (in Shares)				13,098
Exceeds per share (in Dollars per share)							$ 12.00
Trading days							20
Trading day period							30
Shares issued (in Shares)												2,128,715
Founder shares | Sponsor
Related Party Transactions [Line Items]
Stock issuance cost							$ 529,200
Founder shares | Sponsor | Class B Common Stock
Related Party Transactions [Line Items]
Aggregate shares (in Shares)						5,750,000
Aggregate purchase price						$ 25,000
Aggregate founder shares (in Shares)														1,150,000
Transferred founder shares (in Shares)							70,000
Currentiy owns fonder shares (in Shares)							4,530,000
Shares subject to forfeiture (in Shares)							600,000
Promissory Note With Related Party
Related Party Transactions [Line Items]
Aggregate principal amount											$ 245,412				$ 300,000
Borrowed under promissory note									$ 177,111
Outstanding balance							$ 0	$ 0
Related Party Loans
Related Party Transactions [Line Items]
Other loan							$ 1,500,000
Additional price per unit (in Dollars per share)							$ 10.00
Extension funds
Related Party Transactions [Line Items]
Deposited trust account							$ 637,166